Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized contract cost	$ 1,456
Amortization of contract cost	1,590	$ 0	$ 0
Impairment of contract cost assets	0	0	$ 0
Contract liability
Contract liability	15,025	2,770
Refund liability	121	45
Deposits from students	21	59
Deferred revenues	15,167	$ 2,874
Revenue recognized from contract with customer liability	2,401
Revenue recognized from performance obligations satisfied	0
Remaining performance obligation amount	$ 15,025
Minimum
Contract liability
Revenue expected to be recognized (in months)	6 months
Maximum
Contract liability
Revenue expected to be recognized (in months)	18 months